Investment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of common shares in Lantern Pharma Inc
	December 31,
	2020 $	2019 $
Opening balance	137	137
Gain recognition	708	—
Ending balance	845	137